CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
VOYAGE REVENUES:	$ 418,379	$ 393,989	$ 395,162
EXPENSES:
Commissions	16,019	12,215	14,290
Voyage expenses	116,980	111,797	127,156
Vessel operating expenses	130,760	133,251	129,884
Depreciation	95,349	94,340	101,050
Amortization of deferred dry-docking costs	5,064	4,910	4,878
Management fees (Note 2(a))	15,896	15,887	15,598
General and administrative expenses	4,366	4,093	4,292
Stock compensation expense (Note 9)	469	730	820
Foreign currency losses	293	30	458
Net loss/(gain) on sale of vessels	0	1,879	(5,001)
Vessel impairment charge (Note 5)	28,290	13,567	39,434
Total expenses	413,486	392,699	432,859
Operating income/(loss)	4,893	1,290	(37,697)
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(40,917)	(51,576)	(53,571)
Interest income	366	1,348	2,715
Other, net	(2,912)	(118)	(397)
Total other expenses, net	(43,463)	(50,346)	(51,253)
Net loss	(38,570)	(49,056)	(88,950)
Less: Net loss/(income) attributable to the noncontrolling interest	1,108	(207)	(546)
Net loss attributable to Tsakos Energy Navigation Limited	(37,462)	(49,263)	(89,496)
Effect of preferred dividends	(3,676)	0	0
Net loss attributable to Tsakos Energy Navigation Limited common shareholders	$ (41,138)	$ (49,263)	$ (89,496)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.73)	$ (0.92)	$ (1.94)
Weighted average number of shares, basic and diluted	56,698,955	53,301,039	46,118,534